Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Shares of Common Stock Reserved for Future Issuance
A summary of convertible preferred stock is as follows (amounts in thousands, except share and per share data):

	DECEMBER 31, 2013
	ISSUED PRICE PER SHARE	SHARES AUTHORIZED	SHARES ISSUED AND OUTSTANDING	AGGREGATE LIQUIDATION PREFERENCE	CARRYING VALUE
Series A	$8.18	2,201,834	2,201,827	$18,000	$17,922
Series B	$9.41	3,616,539	3,616,529	34,000	33,804
Series C	$8.18	7,064,220	3,951,066	32,300	29,668
		12,882,593	9,769,422	$84,300	$81,394
Shares of common stock reserved for future issuance were as follows:

	AS OF DECEMBER 31,
	2013	2014

Shares to be issued upon conversion of convertible preferred stock	9,769,422	—
Shares to be issued upon exercise of convertible preferred stock warrants and conversion of convertible preferred stock	1,975,532	—
Shares to be issued under the employee stock purchase plan	—	155,220
Shares to be issued upon exercise of outstanding stock options	1,463,747	1,907,091
Shares available for future stock option grants	122,829	1,274,067
Shares of common stock reserved for future issuance	13,331,530	3,336,378

Summary of Stock Options
Summary stock option information is as follows:

	OPTIONS OUTSTANDING	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACT TERM (IN YEARS)	AGGREGATE INTRINSIC VALUE (IN THOUSANDS)
Outstanding at January 1, 2013	634,455	$1.12	8.67
Granted	872,293	$1.27
Exercised	(8,499)	$0.69
Canceled	(25,141)	$1.41
Expired	(9,361)	$1.26
Outstanding at December 31, 2013	1,463,747	$1.20	8.67	$2,552
Granted	512,643	$12.27
Exercised	(20,508)	$1.14
Canceled	(47,261)	$3.21
Expired	(1,530)	$1.48
Outstanding at December 31, 2014	1,907,091	$4.16	8.16	$50,847
Vested and expected to vest after December 31, 2014	1,781,826	$3.94	8.08	$47,885
Exercisable at December 31, 2014	790,576	$1.24	6.87	$23,352

Schedule of Stock-Based Compensation Expense Recognized
Total stock-based compensation expense recognized in our statements of operations is as follows (in thousands):

	YEARS ENDED DECEMBER 31,
	2012	2013	2014

Employee:
Research and development	$30	$40	$421
General and administrative	75	111	703
Non-Employee:
Research and development	43	39	216
General and administrative	96	65	4
Total stock-based compensation expense	$244	$255	$1,344

Schedule of Fair Value of Stock Options Granted to Employees
The fair values of stock options granted to employees were calculated using the following assumptions:

	YEARS ENDED DECEMBER 31,
	2012	2013	2014

Weighted-average estimated fair value	$0.97	$2.31	$9.32
Risk-free interest rate (1)	0.93% - 1.19%	0.97% - 1.99%	1.54% - 2.16%
Expected term of options (in years) (2)	5.85 - 6.07	5.45 - 6.08	5.50 - 6.75
Expected stock price volatility (3)	90%	90%	90% - 93%
Expected dividend yield (4)	—%	—%	—%

(1)	The risk-free interest rate assumption was based on zero-coupon U.S. Treasury instruments that had terms consistent with the expected term of our stock option grants.

(2)
We used the “simplified method” for options to determine the expected term of our stock option grants. Under this approach, the weighted-average expected life is presumed to be the average of the vesting term and the contractual term of the option.

(3)
Volatility is a measure of the amount by which a financial variable, such as share price, has fluctuated or is expected to fluctuate during a period. We analyzed the stock price volatility of companies at a similar stage of development to estimate expected volatility of our stock price.

(4)	We have never declared or paid cash dividends and do not presently plan to pay cash dividends in the foreseeable future.